Finance Costs - Summary of Finance Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest expenses on convertible promissory note	¥ 893,001	¥ 883,759	¥ 819,754
Interest expenses on Convertible Notes	495,079	135,412
Interest expenses on borrowings	380,447	211,306	329,450
Interest expense on lease liabilities	38,709	46,567	58,170
Interest expenses on consolidated wealth management products	9,122	92,302	139,094
One-time expenses related to C-round restructuring		1,326,007
Interest expenses on convertible redeemable preferred shares		534,686	636,835
Bank interest income	(820,843)	(364,385)	(463,396)
Finance costs	¥ 995,515	¥ 2,865,654	¥ 1,519,907